Derivatives (Details 1) In Millions, unless otherwise specified		1 Months Ended		1 Months Ended		1 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 Eurobond Due 2014 EUR (€)	Jul. 31, 2007 Fair value hedges Interest rate swap contracts Eurobond Due 2014 EUR (€)	Aug. 31, 2010 Fair value hedges Interest rate swap contracts Eurobond Due 2014 EUR (€)	Nov. 30, 2013 Fair value hedges Interest rate swap contracts Eurobond Due 2021 EUR (€)	Dec. 31, 2013 Fair value hedges Interest rate swap contracts Eurobond Due 2021 USD ($)	Aug. 31, 2010 Fair value hedges Interest rate swap contracts Floating rate Medium-term note due November 2011 USD ($) Derivative	Dec. 31, 2007 Net Investment Hedges Eurobond Due 2014 EUR (€)	Jul. 31, 2007 Net Investment Hedges Eurobond Due 2014 EUR (€)	Nov. 30, 2013 Net Investment Hedges Eurobond Due 2021 EUR (€)	Dec. 31, 2013 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2012 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)	Dec. 31, 2012 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)
Derivatives in Fair Value Hedging Relationships
Derivative notional amount		€ 400		€ 300		$ 800							$ 745
Term of debt instrument		7 years		8 years		3 years	7 years	7 years	8 years
Face amount	1,025	750		600	815	800	275	750	600
Termination of notional amount of fixed-to-floating interest rate swap			150
Gain (loss) on termination of fixed-to-floating interest rate swap will be amortized over this debt's remaining life			18
Number of fixed-to-floating interest rate swaps						2
Interest rate, stated percentage (as a percent)				1.875%		4.50%
Gain (Loss) on Derivative Recognized in income										(21)	(5)	(10)		(21)	(5)	(10)
Gain (Loss) on Hedged Item Recognized in Income										$ 21	$ 5	$ 10		$ 21	$ 5	$ 10